SCHEDULE OF FAIR VALUE ASSUMPTIONS OF WARRANTS (Details)	Sep. 01, 2022 USD ($) $ / shares shares	Apr. 09, 2021 $ / shares shares	Aug. 09, 2022 USD ($) shares	Feb. 28, 2022 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant issued | shares			47,000,000
Fair value of warrant | $			$ 393,949
Incentives Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Description of plan	the Company as part of the afore-mentioned Incentive Stock Option Plan issued 100,000,000 shares to 64 employees. The shares were issued with an exercise price of $0.02, vest after 4 years with a 5 year term having a fair value of $1,020,000
Warrant Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
WarrantsTerm				3 years
Warrant issued | shares				285,000,000
Exercise price of warrants | $ / shares				$ 0.164
Fair value of warrant | $				$ 5,415,000
Warrant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant issued | shares				3,324,212
Fair value of warrant | $				$ 21,929
Employee Stock Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted | shares		10,000,000
Stock option granted, exercise price | $ / shares		$ 0.15
Share price | $ / shares		$ 0.30
Employee Stock Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted | shares		30,000,000
Stock option granted, exercise price | $ / shares		$ 0.25
Share price | $ / shares		$ 0.50
Incentives Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted | shares	100,000,000
Stock option granted, exercise price | $ / shares	$ 0.02
Fair value stock option amount | $	$ 1,020,000
Measurement Input, Share Price [Member] | Warrant Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.0164
Measurement Input Common Stock Fair Value [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input			0.012
Measurement Input Common Stock Fair Value [Member] | Warrant Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.019
Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input			0.00
Measurement Input, Expected Dividend Rate [Member] | Warrant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.00
Measurement Input, Expected Dividend Rate [Member] | Warrant Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.00
Measurement Input, Expected Dividend Rate [Member] | Warrant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.00
Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input			2.98
Measurement Input, Expected Term [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
WarrantsTerm			5 years
Measurement Input, Expected Term [Member] | Warrant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
WarrantsTerm				3 years
Measurement Input, Expected Term [Member] | Warrant Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
WarrantsTerm				3 years
Measurement Input, Expected Term [Member] | Warrant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
WarrantsTerm				3 years
Minimum [Member] | Measurement Input, Share Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input			0.008
Minimum [Member] | Measurement Input, Share Price [Member] | Warrant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.135
Minimum [Member] | Measurement Input, Share Price [Member] | Warrant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.041
Minimum [Member] | Measurement Input Common Stock Fair Value [Member] | Warrant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.146
Minimum [Member] | Measurement Input Common Stock Fair Value [Member] | Warrant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.039
Minimum [Member] | Measurement Input, Price Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input			88.2
Minimum [Member] | Measurement Input, Price Volatility [Member] | Warrant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				411.0
Minimum [Member] | Measurement Input, Price Volatility [Member] | Warrant Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				385.60
Minimum [Member] | Measurement Input, Price Volatility [Member] | Warrant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				35.30
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.43
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				1.62
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.46
Maximum [Member] | Measurement Input, Share Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input			0.01
Maximum [Member] | Measurement Input, Share Price [Member] | Warrant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.037
Maximum [Member] | Measurement Input, Share Price [Member] | Warrant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.029
Maximum [Member] | Measurement Input Common Stock Fair Value [Member] | Warrant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.0071
Maximum [Member] | Measurement Input Common Stock Fair Value [Member] | Warrant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.028
Maximum [Member] | Measurement Input, Price Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input			90.00
Maximum [Member] | Measurement Input, Price Volatility [Member] | Warrant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				403.33
Maximum [Member] | Measurement Input, Price Volatility [Member] | Warrant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				35.90
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.27
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants measurement input				0.95